Retirement Benefit Plans - Pension Costs Recognized in Profit and Loss for Defined Benefit Plans (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Defined benefit plans pension costs recognized in profit and loss	$ 2,834	$ 2,822	$ 2,914
Operating costs [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans pension costs recognized in profit and loss	1,734	1,732	1,794
Marketing expenses [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans pension costs recognized in profit and loss	847	838	856
General and administrative expenses [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans pension costs recognized in profit and loss	156	155	162
Research and development expenses [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans pension costs recognized in profit and loss	$ 97	$ 97	$ 102